COLUMBIA PARTNERS

                                   Equity Fund

         Dear Fellow Shareholders:

     We are pleased to present the investment results for the Columbia Partners Equity Fund. The Fund, in the six-month period since we last reported to you, March 31, 2000 to September 30, 2000, was down 2.91% and for the past twelve months ending September 30, 2000, was up 56.68%. The Fund's investment results are compared to the unmanaged S&P 500 Index and the Russell 2000 Index in the table and chart below.

                - Returns for Periods Ending September 30, 2000 -

                                                                 Average Annual
                         3rd QTR.     Calendar                 Since Inception
      Fund/Index           2000     Year-To-Date     1 Year     (April 1, 1999)
--------------------     ---------  --------------   ---------  ---------------
   Columbia Partners         5.51%          23.50%      56.68%            43.23%
      Equity Fund

        S&P 500             -0.97%          -1.39%      13.28%             8.93%

     Russell 2000            1.11%           4.18%      23.39%            21.28%

                Columbia Partners                           Russell
                   Equity Fund        S&P 500 Index        200 Index
                     $17,141             $11,369            $13,356

      3/31/99              $ 10,000          $ 10,000            $ 10,000
      6/30/99                10,980            10,705              11,510
      9/30/99                10,940            10,036              10,746
     12/31/99                13,880            11,530              12,694
      3/31/00                17,656            11,794              13,558
      6/30/00                16,246            11,480              13,210
      9/30/00                17,141            11,369              13,356

The Columbia Partners Equity Fund's historical results are net of all expenses, and assume reinvestment of dividends and capital gains since April 1, 1999 (commencement of operations), versus the gross market benchmarks (the S&P 500 Index and the Russell 2000 Index), which assume all dividends are reinvested. When trying to achieve benchmark returns, investment management fees, transaction costs and execution costs will be incurred. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

         Review & Outlook

         The equity markets hit a rough spot in the middle quarters of this year, with the S&P 500 retracing 4%, and the tech-heavy NASDAQ Index declining by 20%. Fears of a slowing economy were the culprit, as Alan Greenspan and the Federal Reserve boosted interest rates to control inflation. Investors fled growth oriented technology and consumer cyclical stocks, seeking stability in "safe haven" sectors, including health care and consumer staples.

         We anticipated that the technology correction, which began at the end of the first quarter, would carry though into the second quarter. We were, however, surprised by the duration and magnitude of the decline. Fortunately, our stock selection in the tech sector was very strong during the period, and we added a great deal of value relative to the S&P 500. Our emphasis on communications related chip companies, and relative underexposure to PC related companies was a positive stance. We also added value in the second worst performing sector in the benchmark, consumer cyclical, by focusing on retailers that have continued to execute and exceed sales expectations. Finally, our overweight in the energy sector proved beneficial, as this was one of the best performing sectors in the Index.

         At present, we are emphasizing technology stocks, where we find numerous stocks attractive at current valuations, energy stocks, where expected earnings growth is more attractive than it has been in years, and select consumer cyclical stocks. We will continue to look for companies with strong earnings growth whose stocks are selling at reasonable valuations.

                                            Very truly yours,



                                            Terence W. Collins
                                            President

Columbia Partners Equity Fund
 Schedule of Investments - September 30, 2000  (Unaudited)

 Common Stock - 86.2%                                             Shares                       Value

 Apparel Stores - 3.5%
 Chico's FAS, Inc. (a)                                               25,385                    $ 863,090
                                                                                         ----------------
 Autos & Auto Parts - 1.4%
 Gentex Corp. (a)                                                     13,865                      346,625
                                                                                         ----------------
 Banks - 3.8%
 Chase Manhattan Corp.                                                 7,217                      333,335
 Citigroup, Inc.                                                      10,969                      593,012
                                                                                         ----------------
                                                                                                  926,347
                                                                                         ----------------
 Beverages - 1.6%
 Coca-Cola Co.                                                         7,185                      396,073
                                                                                         ----------------
 Building Supplies - 2.1%
 Home Depot, Inc.                                                     10,000                      529,375
                                                                                         ----------------

 Communications Equipment - 0.7%
 Terayon Communication Systems, Inc. (a)                               4,895                      166,124
                                                                                         ----------------
 Computer Services & Software - 12.6%
 Ariba, Inc. (a)                                                       4,195                      600,999
 Commerce One, Inc. (a)                                                6,030                      473,355
 Inktomi Corp. (a)                                                     3,965                      452,010
 Microsoft Corp. (a)                                                   7,405                      446,614
 Priceline.com, Inc.                                                  10,995                      130,566
 Rational Software Corp. (a)                                          14,450                    1,002,469
                                                                                         ----------------
                                                                                                3,106,013
                                                                                         ----------------

 Computers & Office Equipment - 9.7%
 Brocade Communications Systems, Inc. (a)                              3,265                      770,540
 Cisco Systems, Inc. (a)                                               7,450                      411,613
 Seagate Technology, Inc. (a)                                          8,855                      610,995
 Wind River Systems, Inc. (a)                                         12,500                      599,219
                                                                                         ----------------
                                                                                                2,392,367
                                                                                         ----------------
 Department & Discount Stores - 2.8%
 Target Corp.                                                         13,940                      357,213
 Wal-Mart Stores, Inc.                                                 6,970                      335,431
                                                                                         ----------------
                                                                                                  692,644
                                                                                         ----------------
 Diversified Services - Staffing - 2.5%
 Robert Half International, Inc. (a)                                  17,705                      614,142
                                                                                         ----------------
 Drugs & Pharmaceuticals - 4.0%
 Pfizer, Inc.                                                         10,805                      485,550
 Shire Pharmaceutical Group Plc. (a) (c)                               9,670                      499,214
                                                                                         ----------------
                                                                                                  984,764
                                                                                         ----------------
 Food - Dairy Products - 1.7%
 Suiza Foods Corp. (a)                                                 8,275                      422,542
                                                                                         ----------------
 Grocery Stores - 2.2%
 Safeway, Inc. (a)                                                    11,500                      536,906
                                                                                         ----------------

 Columbia Partners Equity Fund
 Schedule of Investments - September 31, 2000 (Unaudited)

 Common Stocks - continued                                        Shares                       Value

 Health - Diversified - 6.0%
 American Home Products Corp.                                          6,535                    $ 368,819
 Johnson & Johnson                                                     5,010                      470,627
 Orthodontic Centers of America, Inc. (a)                             18,870                      628,607
                                                                                         ----------------
                                                                                                1,468,053
                                                                                         ----------------
 Investment Banking & Brokerage - 2.2%
 Merrill Lynch & Co., Inc.                                            8,400                       554,400
                                                                                         ----------------
 Manufacturers - Diversified - 2.3%
 General Electric Co.                                                  9,930                      574,078
                                                                                         ----------------
 Oil & Gas - 9.1%
 BJ Services Co. (a)                                                   8,505                      519,868
 Nabors Industries, Inc. (a)                                          12,000                      628,800
 Schlumberger Limited                                                  4,940                      406,624
 Trico Marine Services, Inc. (a)                                      44,030                      698,976
                                                                                          ----------------
                                                                                                2,254,268
                                                                                          ----------------
 Retail Specialty Stores - 1.2%
 Costco Wholesale Corp.(a)                                             8,710                      304,306
                                                                                         ----------------
 Semiconductors - 9.9%
 Broadcom Corp. - Class A (a)                                          2,815                      686,156
 Intel Corp.                                                           7,620                      316,706
 TranSwitch Corp. (a)                                                 12,580                      801,975
 Vitesse Semiconductor Corp. (a)                                       7,225                      642,573
                                                                                         ----------------
                                                                                               2,447,410
                                                                                         ----------------
 Telecommunications - 6.9%
 Avanex Corp. (a)                                                      3,325                      358,061
 Metromedia Fiber Network, Inc., Class A (a)                          12,320                      299,530
 ONI Systems Corp.  (a)                                                4,845                      418,184
 Sonus Networks, Inc. (a)                                              3,310                      418,301
 Worldcom, Inc. (a)                                                    6,532                      198,409
                                                                                          ----------------
                                                                                                1,692,485
                                                                                          ----------------

 Total Common Stock (Cost $17,758,996)                                                         21,272,012
                                                                                         ----------------
                                                               Principal
                                                                 Value                        Value

 Money Market Securities - 13.8%
 Firstar Treasury Fund, 5.47% (b) (Cost $3,416,296)                3,416,296                  $ 3,416,296
                                                                                         ----------------

 TOTAL INVESTMENTS (Cost $21,175,292) - 100.0%                                                 24,688,308
                                                                                         ----------------

 Other assets less liabilities - 0.0%                                                                 897
                                                                                         ----------------
 Total Net Assets - 100.0%                                                                   $ 24,689,205
                                                                                         ================

 (a) Non-income producing
 (b) Variable rate security; the coupon rate shown represents the rate at September 30, 2000.
 (c) American Depository Receipt

 Columbia Partners Equity Fund                                September 30, 2000
 Statement of Assets & Liabilities
 (Unaudited)

 Assets

 Investment in securities (cost $21,175,292)                                               $ 24,688,308
 Dividends receivable                                                                             6,713
 Interest receivable                                                                              7,880
 Receivable for fund shares sold                                                                 60,943
                                                                                     ------------------
    Total assets                                                                             24,763,844

 Liabilities

 Accrued investment advisory fee                                       $ 11,754
 Payable for fund shares purchased                                        1,357
 Payable to custodian                                                    61,528
                                                              -----------------

   Total liabilities                                                                            74,639
                                                                                     ------------------

 Net Assets                                                                                $ 24,689,205
                                                                                     ==================

 Net Assets consist of:
 Paid in capital                                                                             18,188,687
 Accumulated undistributed net realized gain on investments                                   3,029,430
 Accumulated net investment loss                                                                (41,928)
 Net unrealized appreciation on investments                                                   3,513,016
                                                                                     ------------------

 Net Assets, for 1,482,211 shares                                                          $ 24,689,205
                                                                                     ==================

 Net Asset Value

 Offering price and redemption price per share ($24,689,205 / 1,482,211 )                       $ 16.66
                                                                                     ==================

 Columbia Partners Equity Fund
 Statement of Operations for the six months ended September 30, 2000
 (Unaudited)

 Investment Income
 Dividend income                                                                                 $ 57,534
 Interest income                                                                                   40,913
                                                                                          ---------------
 Total Income                                                                                      98,447

 Expenses
 Investment advisory fee                                               $ 140,375
 Trustees' fees                                                            1,043
 Total expenses before reimbursement                                     141,418
                                                              ------------------
 Reimbursed expenses                                                     (1,043)
                                                              ------------------
 Total operating expenses                                                                         140,375
                                                                                           ---------------
 Net Investment Loss                                                                              (41,928)
                                                                                           ---------------
 Realized & Unrealized Gain (Loss)
 Net realized loss on investment securities                            (331,792)
 Change in net unrealized appreciation (depreciation)
   on investment securities                                            (265,247)
                                                              ------------------
 Net gain on investment securities                                                               (597,039)
                                                                                          -----------------
 Derease in net assets resulting from operations                                               $ (638,967)
                                                                                          =================

 Columbia Partners Equity Fund
 Statement of Changes in Net Assets

                                                                  For the six
                                                                  months ended            For the year
                                                             September 30, 2000              ended
 Increase in Net Assets                                            (Unaudited)            March 31, 2000
                                                          ----------------------     -------------------
 Operations

   Net investment income (loss)                                       $ (41,928)             $  (34,929)
   Net realized gain (loss) on investment securities                   (331,792)              3,818,020
   Change in net unrealized appreciation (depreciation)                (265,247)              3,778,263
                                                          ----------------------     -------------------
   Net increase (decrease) in net assets resulting from                (638,967)              7,561,354
      operations                                          ----------------------     -------------------
 Distributions to shareholders

   From net investment income                                                 0                       0
   From net realized gain (loss)                                              0                (421,869)
                                                          ----------------------     -------------------
   Total distributions                                                        0                (421,869)
                                                          ----------------------     -------------------

 Share Transactions

   Net proceeds from sale of shares                                    2,056,647              17,229,187
   Shares issued in reinvestment of distributions                             0                  421,869
   Shares redeemed                                                     (768,832)               (750,184)
                                                          ----------------------     -------------------

 Net increase in net assets resulting
   from share transactions                                             1,287,815              16,900,872
                                                          ----------------------     -------------------

   Total increase in net assets                                          648,848              24,040,357
                                                          ----------------------     -------------------

 Net Assets
   Beginning of period                                                24,040,357                       0
                                                          ----------------------     -------------------
   End of period [including accumulated undistributed
      net investment loss of $41,928 & $0, respectively]            $ 24,689,205            $ 24,040,357
                                                          ======================     ===================

 Columbia Partners Equity Fund
 Financial Highlights

                                                                     Six months
                                                                       ended                 Year
                                                                   September 30,            ended
                                                                        2000               March 31,
                                                                     (Unaudited)              2000
                                                                ----------------      ------------------
 Selected Per Share Data

 Net asset value, beginning of period                                    $ 17.16                $ 10.00
                                                                ----------------      ------------------
 Income from investment operations
   Net investment loss                                                    (0.03)                  (0.04)
   Net realized and unrealized gain (loss)                                (0.47)                   7.59
                                                                ----------------      ------------------
 Total from investment operations                                         (0.50)                   7.55
                                                                ----------------      ------------------
 Less Distributions

   From net investment income                                               0.00                   0.00
   From net realized gain (loss)                                            0.00                  (0.39)
                                                                ----------------      ------------------
 Total distributions                                                        0.00                  (0.39)
                                                                ----------------      ------------------
 Net asset value, end of period                                          $ 16.66                $ 17.16
                                                                ================      ==================

 Total Return                                                          (2.91)(b)                  76.56%

 Ratios and Supplemental Data

 Net assets, end of period (000)                                         $24,689                $24,040
 Ratio of expenses to average net assets                               1.20% (a)                   1.20%
 Ratio of expenses to average net assets
   before reimbursement                                                1.21% (a)                   1.22%
 Ratio of net investment income (loss) to
   average net assets                                                  (0.36)(a)                 (0.31)%
 Ratio of net investment income (loss) to
   average net assets before reimbursement                             (0.37)(a)                 (0.34)%
 Portfolio turnover rate                                              89.30% (a)                 215.08%

 (a) Annualized
 (b)  For a period of less than a full year, total return is not annualized.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                               September 30, 2000
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     Columbia Partners Equity Fund (the "Fund") was organized as a series of the AmeriPrime Funds, an Ohio business trust (the "Trust"), on February 2, 1999 and commenced operations on April 1, 1999. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end series of the Trust. The Fund's investment objective is to provide long-term capital growth. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

     Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retains Columbia Partners, L.L.C. (the "Advisor") to manage the Fund's investments. The Advisor was organized in 1995 as an independent limited liability company owned 50% by its employees and 50% by Galway Capital Management, L.L.C., a venture capital firm. A team of the Advisor makes the investment decisions for the Fund, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee of 1.20% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended September 30, 2000 the Advisor earned a fee of $140,375 from the Fund. The Advisor has contractedly agreed to permanently reimburse fees and other expenses of the trustees to the extent necessary to maintain total operating expenses at the rate of 1.20%. For the six months ended September 30, 2000, the Advisor reimbursed expenses of $1,043.

     The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. The Administrator receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended September 30, 2000, the Administrator received fees of $15,000 from the Advisor for administrative services provided to the Fund.

     The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended September 30, 2000, Unified received fees of $7,935 from the Advisor for transfer agent services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the six months ended September 30, 2000, Unified received fees of $12,400 from the Advisor for fund accounting services.

     The Fund retains AmeriPrime Financial Securities, Inc. ("the Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of the Fund's shares. There were no payments made to the Distributor for the six months ended September 30, 2000.

     Certain members of management of the Administrator and the Distributor are also members of management of the AmeriPrime Trust.

                          Columbia Partners Equity Fund
                          Notes to Financial Statements
                         September 30, 2000 - continued
                                   (Unaudited)

NOTE 4.  SHARE TRANSACTIONS

     As of September 30, 2000 there was an unlimited number of authorized shares for the Fund. Paid in capital at September 30, 2000 was $18,188,687.

     Transactions in shares were as follows:






                                        For the six months ended                   For the fiscal year ended
                                           September 30, 2000                            March 31, 2000
                                              (Unaudited)

                                       Shares                Shares               Dollars               Dollars

Shares sold                             128,088              128,088            $1,426,414             $17,229,187
Shares issued in
reinvestment                                  0                    0                30,997                 421,869
Shares  redeemed
                                       (46,433)              (46,433)              (56,855)               (750,184)
                                       --------             ---------           --------------        ---------------
                                        81,655                81,655             $1,400,556             $16,900,872
                                       ========             =========           ==============        ===============



NOTE 5.  INVESTMENTS

     For the six months ended September 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $11,798,992 and $9,328,286, respectively. As of September 30, 2000, the gross unrealized appreciation for all securities totaled $4,836,434 and the gross unrealized depreciation for all securities totaled $1,323,418 for a net unrealized appreciation of $3,513,016. The aggregate cost of securities for federal income tax purposes at September 30, 2000 was $21,175,292.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Dear Fellow Shareholders,

The Martin Capital Opportunity Funds suffered from recent downturns in the technology sector. For the six months since March 31, 2000, the U.S. Opportunity Fund returned -12.6% vs. -3.61% for the S&P 500. The Austin Opportunity Fund returned -23.5% for the same period. The Texas Opportunity Fund returned +3.1% for the period from inception August 1, 2000 through September 30, 2000 vs. +0.6% for the S&P 500 during that same time frame.

As we stated in our annual report, we remain committed to buying quality growth companies and holding them for the long-term. As witnessed these past few months, this "buy-and-hold" strategy hurt our short-term performance. However, we keep a five to ten year outlook on the stocks within these funds and we believe that long-term investors will be well rewarded. Because our investment discipline makes it unlikely for us to sell highly appreciated stocks, we will make additional investments in times of severe market weakness. The recent lows in the last few weeks have presented us with such special opportunities.

There is a Wall Street saying that no one rings a bell at the bottom, meaning that it is difficult to know when the next rally will begin. We accept that it is impossible to know how low the market will go before it turns around; however, with current attractive valuation levels and the high probability of long-term strong economic growth with low inflation, we are very confident that somewhat higher exposure to the stock market today will be rewarded with better investment returns tomorrow.

Economic Outlook

The rate of growth in our economy, which peaked last fall and eased slightly in the first two quarters of this year, slowed further in the third quarter. The combination of higher interest rates and higher oil product prices has left consumers and businesses with less cash to spend, so sales of all kinds have been pinched. Manufacturing has slowed, as less production is needed to meet reduced demand, so fewer new jobs are created. The labor market shows signs of loosening up, so there is a slightly slower growth in new payrolls and therefore slightly slower growth in consumer spending. Added to all this is the fact that we're only four and a half months out from the last Fed rate hike, so that hasn't yet had time to produce a slowing effect on the economy. Thus, the outlook is one of continued slowing over the next few months. Nevertheless, we have an extraordinarily robust economy in this country. Most people who want to work have jobs and are earning good pay; few remain unemployed. Because of this employment situation, the strong flow of paychecks into consumer purchases will continue. As two-thirds of our economy is based on consumer spending, there is little to no chance of a recession. Although the labor market may be loosening a bit, the change is nowhere near being substantial enough to become a drain on the economy. We are fortunate because other countries around the world with less vigorous economies may have considerably more trouble coping with higher oil prices in the longer term. As the inflation rate eventually ebs and the economy slows, we predict that the Fed will need to lower rates early in 2001, which will bring a return to more rapid economic growth with low inflation.

We appreciate your confidence in us.

Sincerely,


Paul B. Martin, Jr.

U.S. Opportunity Fund

The U.S. Opportunity Fund under-performed the S&P 500 as technology stocks sold off due to earnings concerns. As we stated in our annual report, it is unreasonable to expect the continuous spectacular returns we generated during our first full year of operations. Conversely, we recognize that sometimes the markets can become oversold. The current oversold conditions have presented us with a great opportunity for a short-term rebound in our performance numbers. Our ten largest holdings are listed below.

    Symbol                  Description            Percent of Net Assets 9/30/00
    ------                  -----------            -----------------------------
    EMC                     EMC Corp.                        3.2%
    ADVS                    Advent Software, Inc.            3.0%
    PALM                    Palm Inc. Com.                   2.8%
    SUNW                    Sun Microsystems, Inc.           2.7%
    ORCL                    Oracle Corp.                     2.7%
    ALTR                    Altera Corp.                     2.4%
    GLW                     Corning, Inc.                    2.1%
    TIF                     Bear Stearns Cos., Inc.          1.9%
    BSC                     Tiffany & Co.                    1.9%
    VIGN                    Vignette Corp.                   1.9%


                Returns for the Periods Ending September 30, 2000

                                                                                        Average Annual
                                                                                        Since Inception
Fund/Index                  3rd Quarter 2000        6 Months              1 Year        (April 1, 1999)
----------                  ----------------        --------              ------        ---------------

Martin Capital U.S.              -8.89%              -12.60%              35.41%               25.96%
Opportunity Fund

S&P 500 Index                    -0.98%               -3.61%              13.26%                8.90%

                   Comparison of $10,000 Investment in
              the U.S. Opportunity Fund and S&P 500 Index

                     U.S.
              Opportunity Fund              S&P 500 Index
                  $14,150                      $11,368
             ---------------------          -------------
4/1/99            $10,000                     $10,000
6/30/99            10,560                      10,705
9/30/99            10,450                      10,037
12/31/99           14,630                      11,529
3/31/00            16,190                      11,794
6/30/00            15,530                      11,480
9/30/00            14,150                      11,368


This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on April 1, 1999 (commencement of operations) and held through September 30, 2000. The S&P Index is a widely recognized unmanaged index of common stock prices. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Austin Opportunity Fund

The Austin Opportunity Fund also under-performed the major indexes due to the high concentration of local companies in technology. Although weak in the short term, these same technology companies are poised for a nice turnaround as the global economy becomes ever more reliant on the goods and services these companies provide. The fund's largest positions are listed below.

    Symbol     Description                         Percent of Net Assets 9/30/00
    ------     -----------                         -----------------------------
    CRUS       Cirrus Logic, Inc.                                    8.8%
    VIGN       Vignette Corp.                                        5.3%
    AMD        Advanced Micro Devices, Inc.                          5.1%
    ERTS       Electronic Arts, Inc.                                 4.3%
    WFMI       Whole Foods Market, Inc.                              4.2%
    SLR        Solectron Corp.                                       3.7%
    HHS        Harte-Hanks Communications, Inc.                      3.7%
    AMAT       Applied Materials, Inc.                               3.5%
    CRUS       Cirrus Logic, Inc.                                    8.8%
    VIGN       Vignette Corp.                                        5.3%


                Returns for the Periods Ending September 30, 2000

                                                                                       Average Annual
                                                                                      Since Inception
Fund/Index                  3rd Quarter 2000        6 Months         1 Year          (September 1, 1999)
----------                  ----------------        --------         ------          -------------------

Martin Capital Austin           -10.80%             -23.50%           9.15%                  6.82%
S&P 500 Index                    -0.98%              -3.61%          13.26%                  9.33%


                        Comparison of a $10,000 Investment
                    in the Austin Opportunity Fund and S&P 500 Index

                   Austin
              Opportunity Fund              S&P 500 Index
                  $10,740                      $11,016
             ---------------------          -------------
9/1/99            $10,000                     $10,000
9/30/99             9,840                       9,726
10/31/99           10,490                      10,341
11/30/99           12,000                      10,552
12/31/99           13,210                      11,173
1/31/00            11,350                      10,611
2/29/00            14,520                      10,412
3/31/00            14,040                      11,429
4/30/00            13,110                      11,085
5/31/00            11,050                      10,858
6/30/00            12,040                      11,125
7/31/00            11,180                      10,950
8/31/00            12,120                      11,629
9/30/00            10,740                      11,016

This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on September 1, 1999 (commencement of operations) and held through September 30, 2000. The S&P Index is a widely recognized unmanaged index of common stock prices. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Texas Opportunity Fund

The brand-new Texas Opportunity Fund opened on August 1, 2000. It outperformed the S&P 500 during this short time frame. We have a slight over-weighting in technology issues in this fund due to our long-term bullish outlook for this sector. The fund also benefited from a significant exposure to energy stocks, a key component of the Texas economy. Our top holdings are listed below.

     Symbol     Description                Percent of Net Assets 9/30/00
     ------     -----------                -----------------------------
     ITWO       i2 Technologies, Inc.                           4.4%
     DYN        Dynegy, Inc. - Cl A                             4.3%
     REI        Reliant Energy, Inc.                            3.7%
     PRFT       Perficient, Inc.                                3.5%
     DELL       Dell Computer Corp.                             3.4%
     CRDS       Crossroads Systems, Inc.                        3.3%
     CPQ        Compaq Computer Corp.                           3.2%
     RIG        Transocean Sedco Forex, Inc                     3.2%
     TXI        Texas Industries, Inc.                          3.1%
     TXU        TXU Corp.                                       3.1%


                Returns for the Periods Ending September 30, 2000

                                      Average Annual
                                      Since Inception
     Fund/Index                      (August 1, 2000)
     -----------                    ------------------
     Martin Capital Texas
     Opportunity Fund                      3.10%

     S&P 500 Index                         0.60%

                 Comparison of a $10,000 Investment
                in the Texas Opportunity Fund and S&P 500 Index

                   Texas
              Opportunity Fund              S&P 500 Index
                  $10,310                     $10,060
             ---------------------          -------------
8/1/00            $10,000                     $10,000
8/31/00            11,010                      10,621
9/30/00            10,310                      10,060

 This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on August 1, 2000 (commencement of operations) and held through September 30, 2000. The S&P Index is a widely recognized unmanaged index of common stock prices. Performance figures reflect the change in value of the stocks in the index, reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 2000
(Unaudited)

Common Stocks - 97.0%                                         Shares                      Value

Apparel Stores - 0.3%
Gap, Inc.                                                           800                    $ 16,100
                                                                                     ---------------
Banks -1.8%
Citigroup, Inc.                                                   1,866                     100,881
                                                                                     ---------------
Building Supplies -1.2%
Home Depot, Inc.                                                  1,300                      68,819
                                                                                     ---------------
Communications Equipment & Services - 7.0%
3Com Corp. (a)                                                    5,000                      95,937
Exodus Communications, Inc. (a)                                   1,600                      79,000
Lucent Technologies, Inc.                                         1,200                      36,750
Motorola, Inc.                                                    2,300                      65,550
QUALCOMM, Inc. (a)                                                1,400                      99,750
VTEL Corp. (a)                                                    5,000                      12,187
                                                                                     ---------------
                                                                                            389,174
                                                                                     ---------------
Computer Services & Software - 19.8%
Advent Software, Inc. (a)                                         2,420                     169,097
BMC Software, Inc. (a)                                            2,400                      45,900
Cadence Design Systems, Inc. (a)                                  1,900                      48,806
Computer Associates International, Inc.                           2,400                      60,750
EMC Corp. (a)                                                     1,800                     179,100
Excite@home (a)                                                   1,700                      24,012
Microsoft Corp. (a)                                               1,200                      72,375
Netsolve, Inc. (a)                                                3,000                      21,375
Networks Associates, Inc. (a)                                     2,800                      63,350
New Era of Networks (a)                                           3,000                      72,984
Oracle Corp. (a)                                                  1,900                     149,625
Palm, Inc. (a)                                                    2,900                     153,526
Prodigy Communications Corp. (a)                                  1,500                       7,687
Perficient, Inc. (a)                                              2,000                      36,000
                                                                                     ---------------
                                                                                          1,104,587
                                                                                     ---------------
Computers & Office Equipment - 11.9%
Altera Corp. (a)                                                  2,800                     133,700
Apple Computer, Inc.                                              2,000                      51,500
Cisco Systems, Inc. (a)                                           1,800                      99,450
Dell Computer Corp. (a)                                           2,200                      67,788
Hewlett-Packard Co.                                                 800                      77,500
Micron Technology, Inc. (a)                                       1,700                      78,200
Sun Microsystems, Inc. (a)                                        1,300                     151,775
                                                                                     ---------------
                                                                                            659,913
                                                                                     ---------------
Construction - 0.6%
Centex Corp.                                                      1,000                      32,125
                                                                                     ---------------

Drugs & Pharmaceuticals - 4.3%
Lilly (Eli) & Co.                                                 1,000                      81,125
Merck & Co., Inc.                                                 1,000                      74,438
Pfizer, Inc.                                                      1,800                      80,888
                                                                                     ---------------
                                                                                            236,451
                                                                                     ---------------


Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 2000 - continued
(Unaudited)

Common Stocks - continued                                     Shares                      Value

Electrical Equipment - 3.9%
American Power Conversion Corp. (a)                                2,700                  $ 51,806
Applied Materials, Inc. (a)                                        1,300                    77,106
General Electric Co.                                               1,500                    86,719
                                                                                     ---------------
                                                                                           215,631
                                                                                     ---------------
Electronic Instruments - 5.3%
Advanced Micro Devices, Inc. (a)                                  4,200                      99,225
Agilent Technologies, Inc. (a)                                    1,500                      73,406
LSI Logic Corp. (a)                                               1,900                      55,575
Texas Instruments, Inc.                                           1,400                      66,500
                                                                                     ---------------
                                                                                             294,706
                                                                                     ---------------
Entertainment - 2.5%
Electronic Arts, Inc. (a)                                         2,000                      98,750
Time Warner, Inc.                                                   500                      39,125
                                                                                     ---------------
                                                                                            137,875
                                                                                     ---------------
Finance - Diversified - 1.6%
American Express Co.                                              1,500                      91,125
                                                                                     ---------------

Grocery Stores - 1.6%
Whole Foods Market, Inc. (a)                                      1,700                      91,269
                                                                                     ---------------

Industrial Machinery & Equipment - 1.4%
Lam Research Corp. (a)                                            3,700                      77,469
                                                                                     ---------------


Insurance -1.5%
Berkshire Hathaway Inc. - Cl B (a)                                   40                      82,800
                                                                                     ---------------

Integrated Circuits - 1.2%
Dallas  Semiconductor Corp.                                       2,000                      65,750
                                                                                     ---------------

Internet Services - 3.9%
America Online, Inc. (a)                                            700                      37,625
Vignette Corp. (a)                                                3,600                     107,550
Yahoo! Inc. (a)                                                     800                      72,800
                                                                                     ---------------
                                                                                            217,975
                                                                                     ---------------

Investment Banking & Brokerage Services - 7.3%
Bear Stearns Cos., Inc.                                           1,700                     110,500
E-Trade Group, Inc. (a)                                           3,000                      49,312
Schwab (Charles) Corp.                                            2,600                      92,300
Southwest Securities Group, Inc.                                  2,750                      80,438
TD Waterhouse Group (a)                                           4,000                      74,500
                                                                                     ---------------
                                                                                            407,050
                                                                                     ---------------
Lodgings - 1.8%
Four Seasons Hotels (a)                                           1,400                     102,463
                                                                                     ---------------
Long Distance Carriers - 0.5%
Sprint Corp.                                                      1,000                      29,312
                                                                                     ---------------

Medical Appliances & Equipment - 3.2%
Medtronic, Inc.                                                   1,900                      98,444
Colorado Medtech, Inc. (a)                                        3,000                      25,500
Visx, Inc. (a)                                                    2,000                      53,875
                                                                                     ---------------
                                                                                            177,819

Martin Capital U.S. Opportunity Fund
Schedule of Investments - September 30, 2000 - continued
(Unaudited)

Common Stocks - continued                                     Shares                      Value

Oil & Gas Pipelines & Storage - 1.6%
Enron Corp.                                                       1,000                    $ 87,625
                                                                                     ---------------
Restaurants - 1.9%
Starbucks Corp. (a)                                               2,600                     104,162
                                                                                     ---------------
Retail & Wholesale - Specialty - 2.2%
pcOrder.com, Inc. - Cl A (a)                                      4,000                      14,250
Tiffany & Co.                                                     2,800                     107,975
                                                                                     ---------------
                                                                                            122,225
                                                                                     ---------------
Semiconductors - 1.2%
Intel Corp.                                                       1,600                      66,500
                                                                                     ---------------
Semiconductor Equipment & Materials -1.5%
Dupont Photomask, Inc. (a)                                        1,400                      82,250
                                                                                     ---------------

Switching & Transmission Equipment - 3.3%
Corning, Inc.                                                       400                     118,900
JDS Uniphase Corp. (a)                                              700                      66,281
                                                                                     ---------------
                                                                                            185,181
                                                                                     ---------------
Telephone Services -2.1%
AT&T Corp.                                                        1,000                      29,125
Qwest Communications International, Inc. (a)                      1,800                      86,625
                                                                                     ---------------
                                                                                            115,750
                                                                                     ---------------
Wireless Communication Services - 0.6%
Sprint PCS Group (a)                                              1,000                      35,063
                                                                                     ---------------
TOTAL COMMON STOCKS (Cost $ 4,996,270)                                                    5,398,050
                                                                                     ---------------

                                                              Principal
                                                                Amount                      Value
U.S. Government Obligations - 3.6%
U.S. Treasury Bond, 6.00%, 02/15/26 (Cost $ 194,416)            200,000                     198,188
                                                                                     ---------------

TOTAL INVESTMENTS - 100.6%  (Cost $ 5,190,685)                                            5,596,238
                                                                                     ---------------
Liabilities in excess of other assets - (0.6%)                                              (31,041)
                                                                                     ---------------

TOTAL NET ASSETS - 100.0%                                                               $ 5,565,197
                                                                                     ===============


(a) Non-income producing


 Written Put Options

                                                            Shares Subject
Common Stocks Index / Expiration Date @ Exercise Price         to Put                      Value
------------------------------------------------------     -------------             ---------------


Dell Computer Corp. / October 2000  @ 35                       2,500                       $ 10,625
NASDAQ 100 Trust Unit / December 2000 @ 70                     7,000                          8,750
NASDAQ 100 Trust Unit /  November  2000 @ 80                   7,000                         14,875
                                                                                     ---------------


Totals (Premiums received $25,799)                                                         $ 34,250
                                                                                     ===============


Martin Capital U.S. Opportunity Fund                                            September 30, 2000
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $5,190,685)                                                 $ 5,596,238
Dividends receivable                                                                             1,402
Interest receivable                                                                              1,470
Receivable for securities sold                                                                 669,625
Other receivables                                                                                   84
                                                                                     ------------------
   Total assets                                                                              6,268,819

Liabilities
Put Options Written (Premium received $25,799)                         $ 34,250
Accrued investment advisory fee payable                                   5,906
Accrued other payables                                                      100
Payable for fund shares redeemed                                            465
Payable for securities purchased                                         56,012
Payable to custodian                                                    606,889
                                                               -----------------
   Total liabilities                                                                           703,622
                                                                                     ------------------

Net Assets                                                                                 $ 5,565,197
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                              5,142,235
Accumulated net investment loss                                                                (17,915)
Accumulated undistributed net realized gain on investments                                      43,775
Net unrealized appreciation on investments                                                     397,102
                                                                                     ------------------
Net Assets, for 393,372 shares                                                             $ 5,565,197
                                                                                     ==================


Net Asset Value
Offering price and redemption price per share ($5,565,197/393,372)                             $ 14.15
                                                                                     ==================

Martin Capital U.S. Opportunity Fund
Statement of Operations for the six months ended September 30, 2000
(Unaudited)

Investment Income
Dividend income                                                                                  $ 4,975
Interest income                                                                                    8,635
                                                                                          ---------------
Total Income                                                                                      13,610


Expensesory fee                                                        $ 31,525
Trustees' fees                                                              655
                                                             ------------------
Total expenses before reimbursement                                      32,180
Reimbursed expenses                                                        (655)
                                                             ------------------
Total operating expenses                                                                          31,525
                                                                                          ---------------
Net Investment Loss                                                                              (17,915)
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized gain on:
  Investment securities                                                  24,557
  Option securities                                                      19,218
Change in net unrealized depreciation
   on investment securities & option securities                        (650,236)
                                                             ------------------
Net realized & unrealized loss on investment securities & option securities                      (606,461)
                                                                                          ---------------
 Net decrease in net assets resulting from operations                                          $ (624,376)
                                                                                          ===============

Martin Capital U.S. Opportunity Fund
Statement of Changes in Net Assets

                                                                                  Six months ended
                                                                                 September 30, 2000     Year ended
                                                                                  (Unaudited)         March 31, 2000
                                                                                -----------------     -----------------
Increase (Decrease) in Net Assets

From Operations

   Net investment loss                                                                $ (17,915)             $ (6,151)
   Net realized gain on investments                                                      43,775                 5,598
   Change in net unrealized appreciation/(depreciation)                                (650,236)            1,047,338
                                                                                -----------------     -----------------

   Net increase/(decrease) in net assets resulting from operations                     (624,376)            1,046,785
                                                                                -----------------     -----------------
Share Transactions

   Net proceeds from sale of shares                                                   2,596,345             2,694,998
   Shares redeemed                                                                     (120,007)               28,548
                                                                                -----------------     -----------------
   Net increase in net assets resulting
   from share transactions                                                            2,476,338             2,666,450
                                                                                -----------------     -----------------

Total Increase in Net Assets                                                          1,851,962             3,713,235
                                                                                -----------------     -----------------

Net Assets

   Beginning of period                                                                3,713,235                     0
                                                                                -----------------     -----------------
   End of period [including accumulated undistributed
      net investment loss of $17,915 and $0 respectively]                           $ 5,565,197           $ 3,713,235
                                                                                =================     =================

Martin Capital U.S. Opportunity Fund
Financial Highlights


                                                    Six months ended
                                                   September 30, 2000              Year ended
                                                     (Unaudited)                  March 31, 2000
                                                   -------------------          ---------------------
Selected Per Share Data

Net asset value, beginning of period                     $ 16.19                      $ 10.00
                                                   --------------                 ---------------
Income from investment operations
   Net investment income (loss)                            (0.05)                      (0.04)
   Net realized and unrealized gain (loss)                 (1.99)                       6.23
                                                   --------------                 ---------------
Total from investment operations                           (2.04)                       6.19
                                                   --------------                 ---------------

Net asset value, end of period                           $ 14.15                     $ 16.19
                                                   ==============                 ===============

Total Return                                              (12.60)(b)                  61.90%

Ratios and Supplemental Data

Net assets, end of period (000)                           $5,565                     $3,713
Ratio of expenses to average net assets                    1.25% (a)                   1.25%
Ratio of expenses to average net assets
   before reimbursement                                    1.29% (a)                   1.37%
Ratio of net investment income (loss) to
   average net assets                                     (0.71)%(a)                  (0.35)%
Ratio of net investment income (loss) to
   average net assets before reimbursement                (0.75)%(a)                  (0.47)%
Portfolio turnover rate                                   28.75% (a)                   0.35%


(a)  Annualized
(b)  For periods of less than a full year, the total return is not annualized.

Martin Capital Texas Opportunity Fund
Schedule of Investments - September 30, 2000  (Unaudited)

Common Stocks - 98.4%                                      Shares                    Value
Airlines - 6.7%
AMR Corp. (a)                                                   200                     $ 6,550
Continental Airlines, Inc. - Cl B (a)                           100                       4,544
Southwest Airlines Co.                                          250                       6,062
                                                                                 ---------------
                                                                                         17,156
                                                                                 ---------------
Biotechnology & Drugs - 5.0%
Lexicon Genetics, Inc. (a)                                      220                       6,957
Texas Biotechnology Corp. (a)                                   350                       5,691
                                                                                 ---------------
                                                                                         12,648
                                                                                 ---------------
Communications Equipment  - 1.9%
Efficient Networks, Inc. (a)                                    130                       4,851
                                                                                 ---------------

Computer Services & Software  - 12.9%
BMC Software, Inc. (a)                                          300                       5,738
i2 Technologies, Inc. (a)                                        60                      11,224
Inet Technologies, Inc. (a)                                     110                       3,217
NetSolve, Inc.  (a)                                             500                       3,562
Perficient, Inc. (a)                                            500                       9,000
                                                                                 ---------------
                                                                                         32,741
                                                                                 ---------------
Computers & Office Equipment - 12.2%
Compaq Computer Corp.                                           300                       8,256
Crossroads Systems, Inc. (a)                                  1,000                       8,500
Dell Computer Corp. (a)                                         280                       8,627
National Instruments Corp. (a)                                  130                       5,736
                                                                                 ---------------
                                                                                         31,119
                                                                                 ---------------
Concrete & Cement Producers - 3.1%
Texas Industries, Inc.                                          250                       7,969
                                                                                 ---------------

Electronic Instruments - 1.9%
Texas Instruments, Inc. (a)                                     100                       4,750
                                                                                 ---------------

Food Service Distributor - 2.4%
Sysco Corp. (a)                                                 130                       6,021
                                                                                 ---------------
Grocery Stores - 2.3%
Whole Foods Market, Inc. (a)                                    110                       5,906
                                                                                 ---------------
Insurance - 2.5%
American General Corp.                                           80                       6,240
                                                                                 ---------------
Intergrated Circuits - 1.8%
Dallas Semiconductor Corporation                                140                       4,603
                                                                                 ---------------
Internet Information Providers  - 2.7%
Vignette Corp. (a)                                              230                       6,871
                                                                                 ---------------

Investment Banking & Brokerage - 2.3%
Southwest Securities Group, Inc.                                200                       5,850
                                                                                 ---------------

Medical Equipment & Supplies - 2.2%
Luminex Corp. (a)                                               150                       5,700
                                                                                  --------------


Oil & Gas Operations - 5.2%
Apache Corp. (a)                                                100                     $ 5,913
Coastal Corp.                                                   100                       7,412
                                                                                 ---------------
                                                                                         13,325
                                                                                 ---------------
Oil and Gas Services - 12.7%
Dynegy, Inc. - Cl A                                             190                      10,830
Enron Corp.                                                      70                       6,134
Transocean Sedco Forex, Inc.                                    140                       8,207
Valero Energy Corp.                                             200                       7,038
                                                                                 ---------------
                                                                                         32,209
                                                                                 ---------------


Radio Broadcasting & Programming - 1.7%
Clear Channel Communications (a)                                 75                       4,249
                                                                                 ---------------

Semiconductors - 1.6%
Silicon Laboratories, Inc.  (a)                                 100                       4,100
                                                                                 ---------------
Semiconductor Equipment  & Materials - 2.3%
DuPont Photomasks, Inc. (a)                                     100                       5,875
                                                                                 ---------------

Telecommunications - Miscellaneous - 1.9%
Crown Castle International Corp. (a)                            160                       4,970
                                                                                 ---------------
Telecommunications Services - 3.8%
SBC Communications, Inc.                                        120                       5,985
Allegiance Telecom, Inc. (a)                                    100                       3,725
                                                                                 ---------------
                                                                                          9,710
                                                                                 ---------------
Travel Services - 2.5%
Sabre Holdings Corporation - Cl A (a)                           220                       6,366
                                                                                 ---------------
Utilities - 6.8%
Reliant Energy, Inc.                                            200                       9,300
TXU Corp.                                                       200                       7,925
                                                                                 ---------------
                                                                                         17,225
                                                                                 ---------------

TOTAL COMMON STOCKS (Cost $ 247,104)                                                    250,454
                                                                                 ---------------


TOTAL INVESTMENTS - 98.4%  (Cost $ 247,104)                                             250,454
                                                                                 ---------------
Other assets - 1.6%                                                                       4,106
                                                                                 ---------------
TOTAL NET ASSETS - 100%                                                               $ 254,560
                                                                                 ===============


(a) Non-income producing

Put Options Written September 30, 2000


                                                                  Shares Subject
Common Stocks / Expiration Date @ Exercise Price                      to Put         Value

Dell  Computer Corp. / October 2000 @ 35                                 5,000          $ 2,125
NASDAQ 100 Trust Unit / December 2000 @ 70                               3,000              375
NASDAQ 100 Trust Unit / November 2000 @ 80                               3,000              638
                                                                                 ---------------
 Total (premiums received $1,869)                                                       $ 3,138
                                                                                 ===============

Martin Capital Texas Opportunity Fund                                               September 30, 2000
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $247,104)                                                     $ 250,454
Dividends receivable                                                                               153
Interest receivable                                                                                 33
Receivable for investments sold                                                                 29,378
                                                                                     ------------------
   Total assets                                                                                280,018

Liabilities
Put options written (premiums received $1,869)                          $ 3,138
Accrued investment advisory fee payable                                     252
Payable to custodian bank                                                22,068
                                                              -----------------
   Total liabilities                                                                            25,458
                                                                                     ------------------

Net Assets                                                                                   $ 254,560
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                              $ 251,593
Accumulated  net investment loss                                                                  (118)
Accumulated undistributed net realized gain on investments                                       1,004
Net unrealized appreciation on investments                                                       2,081
                                                                                     ------------------

Net Assets, for  24,686 shares                                                               $ 254,560
                                                                                     ==================


Net Asset Value
Offering price and redemption price per share ($ 254,560 / 24,686)                             $ 10.31
                                                                                     ==================

Martin Capital Texas Opportunity Fund
Statement of Operations for the period August 1, 2000
(Commencement of Operations) through September 30, 2000
(Unaudited)

Investment Income
Dividend income                                                                                    $ 287
Interest income                                                                                       65
                                                                                          ---------------
Total Income                                                                                         352

Expenses

Investment advisory fee                                                   $ 470
Trustees' fees                                                              362
                                                             ------------------
Total expenses before reimbursement                                         832
Reimbursed expenses                                                        (362)
                                                             ------------------
Total operating expenses                                                                             470
                                                                                          ---------------
Net Investment Loss                                                                                 (118)
                                                                                          ---------------

Realized & Unrealized Gain (Loss)
Net realized gains                                                       1,004
Change in net unrealized appreciation
   on investment securities                                              2,081
                                                              ------------------
Net realized & unrealized gain on investment securities                                            3,085
                                                                                          ---------------
Net increase in net assets resulting from operations                                             $ 2,967
                                                                                          ===============

Martin Capital Texas Opportunity Fund
Statement of Changes in Net Assets for the period  August 1, 2000
(Commencement of Operations) through September 30, 2000
(Unaudited)

Increase (Decrease) in Net Assets
From Operations
   Net investment loss                                                                     $       (118)
   Net realized gain on investments                                                               1,004
   Change in net unrealized appreciation                                                          2,081
                                                                                           -----------------
   Net increase in net assets resulting from operations                                           2,967
                                                                                           -----------------
Share Transactions

   Net proceeds from sale of shares                                                             251,593
   Shares redeemed                                                                                    0
                                                                                           -----------------
   Net increase in net assets resulting
   from share transactions                                                                      251,593
                                                                                           -----------------
Total Increase in Net Assets                                                                    254,560
                                                                                           -----------------
Net Assets
   Beginning of period                                                                                0
                                                                                           -----------------
   End of period [including accumulated undistributed
      net investment loss of $118]                                                         $    254,560
                                                                                           =================

Martin Capital Texas Opportunity Fund
Financial Highlights for the period August 1, 2000
(Commencement of Operations) through September 30, 2000
(Unaudited)

Selected Per Share Data

Net asset value, beginning of period                     $ 10.00
                                                   --------------
Income from investment operations
   Net investment income (loss)                            (0.01)
   Net realized and unrealized gain                         0.32
                                                   --------------
Total from investment operations                            0.31
                                                   --------------

Net asset value, end of period                           $ 10.31
                                                   ==============

Total Return                                               3.10% (b)

Ratios and Supplemental Data

Net assets, end of period (000)                             $255
Ratio of expenses to average net assets                    1.25% (a)
Ratio of expenses to average net assets
   before reimbursement                                    2.21% (a)
Ratio of net investment income (loss) to
   average net assets                                     (0.31)%(a)
Ratio of net investment income (loss) to
   average net assets before reimbursement                (1.27)%(a)
Portfolio turnover rate                                  104.83% (a)

(a) Annualized
(b) For a period of less than a full year, the total return is not annualized.

 Martin Capital Austin Opportunity Fund
Schedule of Investments - September 30, 2000
(Unaudited)

Common Stocks - 101.0%                                               Shares              Value
Biotechnology & Drugs - 2.0%
Pharmaceutical Product Development, Inc. (a)                           700              $ 18,594
                                                                                       ----------

Business Services - 0.2%
American Physicians Service Group, Inc. (a)                            500                 1,812
                                                                                       ----------

Cable & Other Pay Television Services - 0.3%
Classic Communications, Inc. - Cl A (a)                                600                 3,038
                                                                                       ----------

Communications Equipment & Services - 2.8%
Motorola, Inc.                                                          750               21,375
Tellabs, Inc. (a)                                                        30                1,432
VTEL Corp. (a)                                                        1,100                2,681
                                                                                      -----------
                                                                                          25,488
                                                                                      -----------
Computer Services & Software - 16.0%
BMC Software, Inc. (a)                                                   300               5,737
Computer Sciences Corp. (a)                                              370              27,473
Concero, Inc. (a)                                                      1,090               4,905
Electronic Arts, Inc. (a)                                                780              38,513
Electronic Data Systems Corp.                                            200               8,300
eLoyalty Corp. (a)                                                     1,000              12,750
Netpliance, Inc. (a)                                                   1,000               1,500
NetSolve, Inc. (a)                                                     1,100               7,837
Perficient, Inc. (a)                                                   1,600              28,800
Pervasive Software, Inc. (a)                                           1,600               3,300
Prodigy Communications Corp.                                           1,000               5,125
                                                                                     ------------
                                                                                         144,240
                                                                                     ------------
Computers & Office Equipment - 11.9%
Apple Computer, Inc. (a)                                               1,000              25,750
Crossroads Systems, Inc. (a)                                             700               5,950
Dell Computer Corp. (a)                                                  550              16,947
IKON Office Solutions, Inc.                                              200                 788
International Business Machines Corp.                                    230              26,393
National Instruments Corp. (a)                                           710              31,329
                                                                                     ------------
                                                                                         107,157
                                                                                     ------------
Electrical Equipment - 4.2%
Active Power, Inc. (a)                                                    100              6,200
Applied Materials, Inc. (a)                                               530             31,436
                                                                                     ------------
                                                                                          37,636
                                                                                      -----------
Electronic Instruments - 10.2%
Advanced Micro Devices, Inc. (a)                                        1,960             46,305
Electrosource, Inc. (a)                                                 1,000              4,375
Solectron Corp. (a)                                                       730             33,671
XeTel Corp. (a)                                                         1,000              8,000
                                                                                      ------------
                                                                                          92,351
                                                                                      ------------
Entertainment - 0.5%
Grand Adventures Tour & Travel Publishing Corp. (a)                      2,000             4,750
                                                                                      ------------
Common Stocks - continued
Grocery Stores - 4.2%
Whole Foods Market, Inc. (a)                                               710            38,118
                                                                                      ------------
Health Care Plans - 0.2
Humana, Inc. (a)                                                           200             2,150
                                                                                      ------------
Health - Diversified - 3.4%
Abbott Laboratories, Inc.                                                  640            30,440
                                                                                      -------------

Healthcare Facilities - 0.6%
Columbia/HCA Healthcare Corp.                                              100             3,713
Prime Medical Services, Inc. (a)                                           200             1,550
                                                                                      -------------
                                                                                           5,263
                                                                                      --------------
Industrial Machinery - 1.3%
DTM Corp. (a)                                                            2,000            11,500
                                                                                      -------------
Insurance - 0.8%
Citizens, Inc. (a)                                                         300             2,006
Financial Industries Corp.                                                 100               900
InterContinental Life Corp. (a)                                            200             1,950
National Western Life Insurance Co. - Cl A (a)                              30             2,190
                                                                                    -----------------
                                                                                           7,046
                                                                                    -----------------
Internet Information Providers - 8.0%
Drkoop.com, Inc. (a)                                                     1,500             1,734
Garden.com, Inc. (a)                                                     1,500             1,359
Hoover's, Inc. (a)                                                       1,830            11,666
ProsoftTraining.com (a)                                                    700             9,975
Vignette Corp. (a)                                                       1,600            47,800
                                                                                    ---------------
                                                                                          72,534
                                                                                    ---------------
Investment Banking & Brokerage Services - 1.2%
Schwab (Charles) Corp.                                                     300            10,650
                                                                                    ---------------
Manufacturers - Diversified - 0.3%
Minnesota Mining & Manufacturing Co.                                        30             2,734
                                                                                    --------------
Medical Equipment & Supplies - 4.0%
Arrhythmia Research Technology, Inc. (a)                                 2,000             3,625
Encore Medical Corp. (a)                                                 2,000             4,500
Luminex Corp. (a)                                                          400            15,200
Sulzer Medica Ltd. (a) (b)                                                 500            13,000
                                                                                    --------------
                                                                                          36,325
                                                                                    ---------------
Natural Gas - 2.9%
Southern Union Co.                                                       1,300            25,756
                                                                                    ---------------
Oil & Gas Operations - 0.7%
Brigham Exploration Co. (a)                                              2,000            6,625
                                                                                    -----------------
Personal & Household Products - 0.1%
Surrey, Inc. (a)                                                         1,000              750
                                                                                    -----------------
Printing & Publishing - 3.7%
EpicEdge, Inc. (a)                                                         200              550
Harte-Hanks Communications, Inc.                                         1,220           33,245
                                                                                    -----------------
                                                                                         33,795
                                                                                    -----------------
Real Estate Developers - 0.3%
Stratus Properties, Inc. (a)                                               500            2,250
                                                                                    -----------------
Restaurants - 1.0%
Schlotzky's, Inc. (a)                                                    2,200            9,213
                                                                                    -----------------
Retail & Wholesale - Specialty - 1.0%
EZCORP, Inc. - Cl A                                                        500              625
pcOrder.com, Inc. - Cl A (a)                                               700            2,494
Travis Boats & Motors, Inc. (a)                                          1,600            5,900
                                                                                    ------------
                                                                                          9,019
                                                                                    ------------
Semiconductors - 12.5%
Cirrus Logic, Inc. (a)                                                   1,980           79,819
Cypress Semiconductor Corp. (a)                                            200            8,312
Intel Corp.                                                                400           16,625
Silicon Laboratories, Inc. (a)                                             200            8,200
                                                                                     ------------
                                                                                        112,956
                                                                                     ------------
Semiconductor Equipment & Materials - 2.9%
Dupont Photomasks, Inc. (a)                                                450           26,437
                                                                                     ------------
Telecommunications Services - 3.8%
Aperian, Inc. (a)                                                          334            2,125
Broadwing, Inc.                                                          1,170           29,908
SBC Communications, Inc.                                                    40            1,995
                                                                                     -------------
                                                                                         34,028
                                                                                     -------------

TOTAL COMMON STOCKS (Cost $1,016,257)                                                   912,655
                                                                                     -------------

TOTAL INVESTMENTS - 101.0%  (Cost $1,016,257)                                           912,655
                                                                                     -------------

Liabilities in excess of other assets - (1.0)%                                           (8,891)
                                                                                     -------------

TOTAL NET ASSETS - 100.0%                                                             $ 903,764
                                                                                     ==============
(a) Non-income producing
(b) American Depository Receipt

Put Options Written September 30, 2000

                                                                 Shares Subject
Common Stocks Index / Expiration Date @ Exercise Price               to Put                    Value
------------------------------------------------------           --------------      -----------------
Dell Computer Corp. / October 2000 @ 35                                  1,000                $ 4,250
NASDAQ 100 Trust / December 2000 @ 70                                    1,200                  1,500
NASDAQ 100 Trust / November  2000 @ 100                                  1,200                  2,550
                                                                                     -----------------

Total (premiums received $5,575)                                                              $ 8,300
                                                                                     =================


Martin Capital Austin Opportunity Fund                                               September 30, 2000
Statement of Assets & Liabilities
(Unaudited)

Assets
Investment in securities (cost $1,016,257)                                                   $ 912,655
Dividends receivable                                                                                30
Receivable for securities sold                                                                 116,062
                                                                                     ------------------
   Total assets                                                                              1,028,747

Liabilities

Put options written (Premium received $5,575)                             8,300
Accrued investment advisory fee payable                                     866
Payable to custodian bank                                               103,985
Payable for securities purchased                                         11,772
Payable for fund shares redeemed                                             60
                                                                 ---------------

   Total liabilities                                                                           124,983
                                                                                     ------------------

Net Assets                                                                                   $ 903,764
                                                                                     ==================

Net Assets consist of:
Paid in capital                                                                            $ 1,009,560
Accumulated net investment loss                                                                 (4,929)
Accumulated undistributed net realized gain                                                      5,460
Net unrealized depreciation on investments                                                    (106,327)
                                                                                     ------------------

Net Assets, for 84,174 shares                                                                $ 903,764
                                                                                     ==================

Net Asset Value

Offering price and redemption price per share ($903,764 / 84,174)                              $ 10.74
                                                                                    ====================


Martin Capital Austin Opportunity Fund
Statement of Operations for the six months ended September 30, 2000
(Unaudited)

Investment Income

Dividend income                                                                                   $ 562
Interest income                                                                                     591
                                                                                         ---------------
Total Income                                                                                      1,153
Expenses
Investment advisory fee                                                 $ 6,082
Trustees' fees                                                              655
                                                              ------------------
Total expenses before reimbursement                                       6,737
Reimbursed expenses                                                        (655)
                                                              ------------------
Total operating expenses                                                                           6,082
                                                                                          ---------------
Net Investment Loss                                                                               (4,929)
                                                                                          ---------------
Realized & Unrealized Gain (Loss)
Net realized gain on:
  Investment securities                                                  5,048
  Options securities                                                       412
Change in net unrealized depreciation
   on investment securities & option securities                       (268,462)
                                                              ------------------
Net realized & unrealized loss on investment                                                      (263,002)
                                                                                          ---------------
   securities & option securities
Net decrease in net assets                                                                    $ (267,931)
                                                                                          ===============
     resulting from operations

Martin Capital Austin Opportunity Fund
Statement of Changes in Net Assets

                                                               Six months ended
                                                              September 30, 2000       Period ended
                                                                 (Unaudited)         March 31, 2000 (a)
                                                               -----------------    ---------------------

Increase (Decrease) in Net Assets
From Operations
   Net investment loss                                               $ (4,929)         $ (1,967)
   Net realized gain on investment securities                           5,460                65
   Change in net unrealized appreciation/depreciation                (268,462)          162,135
                                                                    -----------       -----------
   Net increase/decrease in net assets resulting from operations     (267,931)          160,233
                                                                    -----------       -----------

Share Transactions
   Net proceeds from sale of shares                                   180,893           889,826
   Shares redeemed                                                    (58,024)           (1,233)
                                                                  -------------       -----------
   Net increase in net assets resulting
   from share transactions                                             122,869          888,593
                                                                  -------------       -----------

Total increase/decrease in net assets                                 (145,062)       1,048,826
                                                                  -------------       -----------

Net Assets
   Beginning of period                                               1,048,826                0
                                                                   ------------       -----------

   End of period [including accumulated undistributed
      net investment loss of $4,929 and $0]                          $ 903,764       $ 1,048,826
                                                                  =============       ===========

(a) For the period September 1, 1999 (commencement of operations) through March 31, 2000

Martin Capital Austin Opportunity Fund
Financial Highlights

                                                         Six months ended
                                                           September 30,             Period ended
                                                                2000                    March 31,
                                                             (Unaudited)                2000 (c)
                                                           ----------------           ------------
Selected Per Share Data
Net asset value, beginning of period                             $ 14.02                 $ 10.00
                                                              ------------            ------------
Income from investment operations
   Net investment loss                                            (0.06)                   (0.04)
   Net realized and unrealized gain/loss                          (3.22)                    4.06
                                                              ------------             ------------
Total from investment operations                                  (3.28)                    4.02
                                                              ------------             ------------
Net asset value, end of period                                  $ 10.74                  $ 14.02
                                                              ============              ============

Total Return                                                   (23.50)   (b)               40.20% (b)

Ratios and Supplemental Data

Net assets, end of period (000)                                   $904                   $1,049
Ratio of expenses to average net assets                           1.25% (a)                1.25%  (a)
Ratio of expenses to average net assets
   before reimbursement                                           1.38% (a)                1.51%  (a)
Ratio of net investment income (loss) to
   average net assets                                            (1.01) (a)                (0.55) (a)
Ratio of net investment income (loss) to
   average net assets before reimbursement                       (1.15) (a)                (0.81) (a)
Portfolio turnover rate                                          25.19% (a)                 0.80% (a)

(a) Annualized
(b) For a period of less than a full year, the total return is not annualized.
(c) For the period September 1, 1999 (commencement of operations) through March
    31, 2000.

                        Martin Capital Opportunity Funds
                          Notes to Financial Statements
                               September 30, 2000
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     Martin Capital Austin Opportunity Fund (the "Austin Opportunity Fund"), Martin Capital U.S. Opportunity Fund (the "U.S. Opportunity Fund") and Martin Capital Texas Opportunity Fund (the "Texas Opportunity Fund") were organized as series of the AmeriPrime Funds, an Ohio business trust (the "Trust") on August 14, 1998 and commenced operations on September 1, 1999, April 1, 1999, and August 1, 2000 respectively. Each Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified series of the Trust. The investment objective of each Fund is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations- Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

     Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                        Martin Capital Opportunity Funds
                          Notes to Financial Statements
                         September 30, 2000 - continued
                                   (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Option writing- When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Federal Income Taxes- Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Other- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to net realized gains and paid-in capital.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Funds retain Martin Capital Advisors, L.L.P. (the "Advisor") to manage each Fund's investments. The Advisor is a Texas limited liability partnership organized on January 29, 1999. Paul Martin, President and controlling partner of the Advisor is primarily responsible for the day-to-day management of the Fund's portfolio.

                        Martin Capital Opportunity Funds
                          Notes to Financial Statements
                         September 30, 2000 - continued
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Under the terms of each Fund's management agreement (the "Agreements"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation, for its management services and agreement to pay each Fund's expenses, each Fund is authorized to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the six months ended September 30, 2000, the Advisor received a fee of $6,082 and $31,525 from the Austin Opportunity Fund and the U.S. Opportunity Fund, respectively. For the period August 1, 2000 (commencement of operations) through September 30, 2000, the Advisor received a fee of $470 from the Texas Opportunity Fund. The Advisor has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.25% for each Fund through
March 1, 2003. For the six months ended September 30, 2000, the Advisor reimbursed expenses of $655 and $905 for the Austin Opportunity Fund and the U.S. Opportunity Fund, respectively. For the period August 1, 2000 (commencement of operations) through September 30, 2000, the Advisor reimbursed expenses of $362 for the Texas Opportunity Fund. There is no assurance that such reimbursements will continue in the future.

     Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan") under which each Fund is authorized to incur distribution expenses at an annual rate of 0.25% of the average daily net assets of the Fund. The Advisor, pursuant to the management agreement, pays all distribution expenses incurred by a Fund under its plan.

     Each Fund retains AmeriPrime Financial Services, Inc. (the "Administrator"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and to provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended September 30, 2000, the Administrator received fees of $10,000 and $10,000 from the Advisor for administrative services provided to the Austin Opportunity Fund and the U.S. Opportunity Fund, respectively. For the period August 1, 2000 (commencement of operations) through September 30, 2000, the Administrator received fees of $3,333 from the Advisor for administrative services provided to the Texas Opportunity Fund.

                        Martin Capital Opportunity Funds
                          Notes to Financial Statements
                         September 30, 2000 - continued
                                   (Unaudited)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

  Each Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $750). For the six months ended September 30, 2000, Unified received fees of $8,356 and $8,789 from the Advisor for transfer agent services provided to the Austin Opportunity Fund and the U.S. Opportunity Fund, respectively. For the period August 1, 2000 (commencement of operations) through September 30, 2000, Unified received fees of $1,432 from the Advisor for transfer agent services provided to the Texas Opportunity Fund. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of each Fund's assets up to $100 million, and 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the six months end September 30, 2000, Unified received fees of $5,200 and $6,400 from the Advisor for fund accounting services provided to the Austin Opportunity Fund and U.S. Opportunity Fund, respectively. For the period August 1, 2000 (commencement of operations) through September 30, 2000, Unified received fees of $900 from the Advisor for fund accounting services provided to the Texas Opportunity Fund.

Each Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of each Fund's shares. There were no payments made to the Distributor for the six months ended September 30, 2000 for the Austin Opportunity Fund and U.S. Opportunity Fund, respectively. There were no payments made to the Distributor for the period August 1, 2000 (commencement of operations) through September 30, 2000 for the Texas Opportunity Fund. Certain members of Unified management and the Distributor are also members of management of the AmeriPrime Trust.

NOTE 4.  SHARE TRANSACTIONS

Austin Opportunity Fund. As of September 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at September 30, 2000 was $1,009,560.

                        Martin Capital Opportunity Funds
                          Notes to Financial Statements
                         September 30, 2000 - continued
                                   (Unaudited)

NOTE 4.  SHARE TRANSACTIONS - continued
Transactions in shares were as follows:

                          For the six months ended      For the period September 1, 1999
                              September 30, 2000             through March 31, 2000
                                 (Unaudited)
                           Shares          Dollars         Shares          Dollars

Shares sold                14,652         $180,894         74,885          $889,826
Shares issued in
 reinvestment of
 dividends                      0                0              0                 0
Shares redeemed            (5,262)         (58,035)          (101)           (1,233)
                          --------        ---------       --------        ----------
                            9,390         $122,859         74,784          $888,593
                          ========        =========       ========        ==========


U.S. Opportunity Fund.   As of September 30, 2000, there were an unlimited
number of authorized shares for the Fund. Paid in capital at September 30, 2000 was $5,142,235.

Transactions in shares were as follows:

                         For the six months ended            For the fiscal year
                            September 30, 2000              ended March 31, 2000
                               (Unaudited)
                         Shares            Dollars        Shares            Dollars

Shares sold             172,487           $2,596,345      231,507         $2,694,998
Shares issued in
 reinvestment of
 dividends                    0                    0            0                  0
Shares redeemed          (8,529)            (120,007)      (2,094)           (28,548)
                       ---------          -----------    ---------        -----------
                        163,958           $2,476,338      229,413         $2,666,450
                       =========          ===========    =========        ===========


Texas Opportunity Fund. As of September 30, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at September 30, 2000 was $251,593.

Transactions in shares were as follows:

                                   For the period August 1, 2000
                                    (Commencement of Operations)
                                     through September 30, 2000
                                           (Unaudited)

                                     Shares               Dollars
Shares sold                           24,686             $ 251,593
Shares issued
  in reinvestment of dividends             0                     0
Shares redeemed                            0                     0
                                   ----------           -----------
                                      24,686             $ 251,593
                                   ==========           ===========

NOTE 5.  INVESTMENTS

Austin Opportunity Fund. For the period end September 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $342,574 and $119,653, respectively. The gross unrealized appreciation for all securities totaled $194,917 and the gross unrealized depreciation for all securities totaled $301,243 for a net unrealized depreciation of $106,327. The aggregate cost of securities for federal income tax purposes at September 30, 2000 was $903,764.

                        Martin Capital Opportunity Funds
                          Notes to Financial Statements
                         September 30, 2000 - continued
                                   (Unaudited)

NOTE 5.  INVESTMENTS- continued

U.S. Opportunity Fund. For the fiscal year ended September 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $3,609,067 and $690,188 respectively. The gross unrealized appreciation for all securities totaled $998,646 and the gross unrealized depreciation for all securities totaled $601,544 for a net unrealized appreciation of $397,102. The aggregate cost of securities for federal income tax purposes at September 30, 2000 was $5,596,239.

Texas Opportunity Fund. For the fiscal year ended September 30, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $247,104 and $27,510 respectively. The gross unrealized appreciation for all securities totaled $26,319 and the gross unrealized depreciation for all securities totaled $24,238 for a net unrealized appreciation of $2,081. The aggregate cost of securities for federal income tax purposes at September 30, 2000 was $254,560.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

     The Advisor is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2000, National Investor Services owned of record in aggregate more than 33% of the Austin Opportunity Fund. As of September 30, 2000, National Investor Services owned of record in aggregate more than 66% of the U.S. Opportunity Fund. As of September 30, 2000, National Investor Services owned of record in aggregate more than 39% and Eileen Vanderlee owned of record in aggregate more than 40% of the Texas Opportunity Fund.

                        Martin Capital Opportunity Funds
                          Notes to Financial Statements
                         September 30, 2000 - continued
                                 (Unaudited)

NOTE 8. CALL OPTIONS WRITTEN

Austin Opportunity Fund Transactions in options written for the period end September 30, 2000 were as follows:

                                                 Number of         Premiums
                                                 Contracts         Received

Options written                                      3              $5,575
Options expired                                     (3)             (5,575)
                                                  ------            -------
Options outstanding at September 30, 2000            0                   0
                                                  ======            =======

U.S. Opportunity Fund Transactions in options written during the fiscal year ended September 30, 2000 were as follows:
                                                   Number of         Premiums
                                                   Contracts          Received

Options written                                     237              $45,017
Options expired                                     (72)             (19,218)
                                                   ------            -------
Options outstanding at September 30, 2000           165               25,799
                                                  =======            =======


Texas Opportunity Fund Transactions in options written during the fiscal year ended September 30, 2000 were as follows:

                                                     Number of      Premiums
                                                     Contracts      Received

Options written                                         11           $1,869
Options expired                                         (0)              (0)
                                                    ------           -------
Options outstanding at September 30, 2000               11            1,869
                                                   =======           ========